International Value Fund Expense Example - International Value Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,043